Basis of preparation of the interim financial statements (Tables)	6 Months Ended
Jun. 30, 2021
Basis of preparation of the interim financial statements
Schedule of exchange rates used to translate its foreign operations

			Average rate
	Closing rate		Three-month period ended		Six-month period ended
	June 30, 2021	December 31, 2020	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
United States dollar	5.0022	5.1967	5.2907	5.3854	5.3862	4.9218
Canadian dollar ("CAD")	4.0334	4.0771	4.3096	3.8882	4.3209	3.5992
Euro ("EUR")	5.9276	6.3779	6.3789	5.9279	6.4902	5.4211